Equity-settled share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangements [Abstract]
Schedule of Share Options
Movements in the number of equity-settled options outstanding and their related weighted average exercise prices under the Adecoagro/ IFH 2004 Stock Incentive Option Plan are as follows:

	2024		2023		2022
	Average exercise price per share	Options (thousands)	Average exercise price per Share	Options (thousands)	Average exercise price per Share	Options (thousands)
At January 1	6.66	1,284	6.66	1,321	6.66	1,634
Exercised	6.83	(14)	5.83	(37)	6.77	(313)
At December 31	6.66	1,270	6.66	1,284	6.66	1,321

Options outstanding at year end under this Plan have the following expiry date and exercise prices:

	Exercise price per share	Shares (in thousands)
Expiry date (i):		2024	2023	2022
May 1, 2034	5.83	400	400	400
May 1, 2035	5.83	358	363	369
January 1, 2036	5.83	90	94	124
February 16, 2036	7.11	84	84	84
October 1, 2036	8.62	338	343	344

(i) On August 2023, the Board of Directors decided to extend the expired date of the Plan.

Schedule of Indirect Measurement of Fair Value of Goods or Services Received
Key grant-date fair value and other assumptions under the Restricted Share Plan are detailed below:

Grant Date	Apr 1, 2022	May 15, 2022	Mar 17, 2023	April 20, 2023	March 15, 2024	April 19, 2024
Fair value	10.87	12.60	7.44	8.12	10.07	10.90

Schedule of Other Equity Instruments
Movements in the number of restricted shares outstanding under the Restricted Share Plan are as follows:

	Restricted shares (thousand)
	2024	2023	2022
At January 1	1,789	2,301	1,766
Granted (1)	604	549	1,406
Forfeited	(22)	(26)	(43)
Vested	(971)	(1,035)	(828)
At December 31	1,400	1,789	2,301

(1) Approved by the Board of Directors of March 12, 2024 and the Shareholders Meeting of April 17, 2024.